Investments In Affiliated Companies, Partnership And Other Companies (Investments In Affiliated Companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Investments in and Advances to Affiliates [Line Items]
Companies accounted for under the equity method		$ 141,375	$ 141,594
Investment Owned, at Fair Value		42,963	59,980
Investments in affiliated companies		$ 184,338	$ 201,574
Noncontrolling Interest, Ownership Held	50.00%